Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deposits [line items]
Deposits from customers	$ 20,231,127,931	$ 13,494,564,030
In Pesos
Disclosure Of Deposits [line items]
Deposits from customers	11,836,435,855	9,248,151,302
In Pesos | Checking Accounts
Disclosure Of Deposits [line items]
Deposits from customers	2,172,549,756	1,565,838,882
In Pesos | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	4,773,736,561	4,212,866,034
In Pesos | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	4,462,196,700	2,306,176,448
In Pesos | Time Deposits – UVA
Disclosure Of Deposits [line items]
Deposits from customers	96,354,512	101,479,672
In Pesos | Other
Disclosure Of Deposits [line items]
Deposits from customers	77,062,147	721,229,493
In Pesos | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	254,536,179	340,560,773
In Foreign Currency
Disclosure Of Deposits [line items]
Deposits from customers	8,394,692,076	4,246,412,728
In Foreign Currency | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	7,779,192,698	3,765,738,917
In Foreign Currency | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	593,088,513	437,426,231
In Foreign Currency | Other
Disclosure Of Deposits [line items]
Deposits from customers	21,247,207	42,285,965
In Foreign Currency | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	$ 1,163,658	$ 961,615